Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Deferred tax assets:
Accrued employee benefits	$ 15,863	$ 12,044
Long-term contracts and inventory valuation reductions	13,974	12,422
Allowances for loss contingencies	4,212	3,786
Deferred compensation	4,830	4,369
Retirement benefits	6,214	12,282
Tax credit carryforwards	31,161	16,512
Net operating losses carryforwards	3,968	12,713
Other	2,509	2,563
Total gross deferred tax assets	82,731	76,691
Valuation allowance	(57,106)	(42,179)
Total deferred tax assets	25,625	34,512
Deferred tax liabilities:
Deferred revenue	(3,729)	(11,192)
Unremitted foreign earnings	(11,910)	(2,347)
Property, plant and equipment	(3,137)	(1,443)
Intangible assets	(9,713)	(16,068)
Foreign currency mark-to-market		(191)
Other	(158)	(601)
Total deferred tax liabilities	(28,647)	(31,842)
Net deferred tax asset		$ 2,670
Net deferred tax liabilities	$ (3,022)